Operating Leases - Additional Information (Detail) $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 21, 2016	Mar. 25, 2014	Oct. 31, 2018	Dec. 31, 2019 USD ($) Lease	Sep. 30, 2019 ft²	Aug. 31, 2018
Operating Leased Assets [Line Items]
Ending date of lease term				Dec. 31, 2020
Right of use assets				$ 4,078
Operating lease liability				$ 4,171
Number of operating leases | Lease				2
Buildings
Operating Leased Assets [Line Items]
Lease expiration term					9 years 7 months 6 days
Area of contract floor | ft²					7,500
Hong Kong Office
Operating Leased Assets [Line Items]
Lease expiration term						3 years
Nam Tai Investment (Shenzhen) Co., Ltd. (“NTISZ”)
Operating Leased Assets [Line Items]
Ending date of lease term				Dec. 31, 2020
Nam Tai Investment (Shenzhen) Co., Ltd. (“NTISZ”) | Buildings
Operating Leased Assets [Line Items]
Ending date of lease term				Oct. 31, 2017
Nam Tai Investment (Shenzhen) Co., Ltd. (“NTISZ”) | Namtai Shenzhen
Operating Leased Assets [Line Items]
Lease agreement date				Mar. 25, 2014
Nam Tai Investment (Shenzhen) Co., Ltd. (“NTISZ”) | Namtai Shenzhen | Buildings | Lease Original Term
Operating Leased Assets [Line Items]
Lease expiration term		3 years
Beginning date of lease term		May 01, 2014
Ending date of lease term		Apr. 30, 2017
Nam Tai Investment (Shenzhen) Co., Ltd. (“NTISZ”) | Namtai Shenzhen | Buildings | Lease Extended Term
Operating Leased Assets [Line Items]
Lease expiration term	6 months
Ending date of lease term	Oct. 31, 2017
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex) | Buildings
Operating Leased Assets [Line Items]
Lease expiration term			12 years
Beginning date of lease term			Feb. 28, 2019
Ending date of lease term				Dec. 31, 2030
Operating lease rent free incentive period			10 months
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex) | Factories
Operating Leased Assets [Line Items]
Lease expiration term			12 years
Beginning date of lease term			Feb. 28, 2019
Operating lease rent free incentive period			10 months